Document And Entity Information	3 Months Ended
	Mar. 31, 2014	May 09, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	GREENHUNTER RESOURCES, INC.
Document Type	8-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		33,788,055
Amendment Flag	false
Entity Central Index Key	0001410056
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2014
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1